SEIX FUNDS, INC.
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002
                        SUPPLEMENT DATED MARCH 19, 2002


THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE SECOND FULL PARAGRAPH UNDER THE SECTION ENTITLED INVESTMENT ADVISER AND ADVISORY AGREEMENTS FOUND ON PAGE 6 OF THE STATEMENT OF ADDITIONAL INFORMATION:

The Investment Adviser receives monthly compensation at the annual rate of 0.50% and 0.10% of the average daily net assets of the High Yield Fund and the Limited Duration Fund, respectively.